Transactions with Related Parties - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Deposits	$ 3,005,263	$ 3,032,391	$ 2,920,400	$ 2,933,417
Related Party
Related Party Transaction [Line Items]
Deposits			$ 109,071	$ 102,268